Associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Abstract]
Schedule of Profit (Loss) of Associates and Joint Ventures Accounted for Using Equity Method

	2018		2017		2016

	Total £m	Group’s share £m	Total £m	Group’s share £m	Total £m	Group’s share £m

Revenue	7,235	2,058	14,085	4,794	16,491	5,997

Profit from operations*	2,128	630	4,342	24,854	9,379	3,740

Net finance costs	(8)	(3)	(279)	(116)	(477)	(200)

Profit on ordinary activities before taxation	2,120	627	4,063	24,738	8,902	3,540

Taxation on ordinary activities	(678)	(201)	(1,441)	(522)	(3,280)	(1,308)

Profit on ordinary activities after taxation	1,442	426	2,622	24,216	5,622	2,232

Non-controlling interests	(24)	(7)	(22)	(7)	(17)	(5)

Post-tax results of associates and joint ventures	1,418	419	2,600	24,209	5,605	2,227

Comprised of:

– adjusted share of post-tax results of associates and joint ventures	1,308	387	2,785	1,012	3,461	1,327

– issue of shares and change in shareholding	75	22	98	29	36	11

– gain on deemed divestment of RAI	–	–	–	23,288	–	–

– gain on disposal of assets	–	–	–	–	2,231	941

– other	35	10	(283)	(120)	(123)	(52)

	1,418	419	2,600	24,209	5,605	2,227

*	The gain on deemed divestment of RAI is recognised in the Group’s share of associates profit from operations.

Summary of Group's Share of the Result of Associates and Joint Ventures

The Group’s share of the results of associates and joint ventures is shown in the table below.

	2018	2017	2016

	Group’s share £m	Group’s share £m	Group’s share £m

Profit on ordinary activities after taxation

– attributable to owners of the Parent	419	24,209	2,227

Other comprehensive income:

Items that may be reclassified to profit & loss	(38)	(918)	1,415

Items that will not be reclassified to profit & loss	6	25	20

Total comprehensive income	387	23,316	3,662

Summary of Financial Information of the Group's Associates and Joint Ventures	Summarised financial information of the Group’s associates and joint ventures is shown below.

	2018

	ITC £m	Others £m	Total £m

Revenue	5,072	2,163	7,235

Profit on ordinary activities before taxation	2,059	61	2,120

Post-tax results of associates and joint ventures	1,373	45	1,418

Other comprehensive income	(110)	–	(110)

Total comprehensive income	1,263	45	1,308

	2017

	RAI* £m	ITC £m	Others £m	Total £m

Revenue	5,525	6,607	1,953	14,085

Profit on ordinary activities before taxation	2,017	2,054	(8)	4,063

Post-tax results of associates and joint ventures	1,261	1,362	(23)	2,600

Other comprehensive income	(595)	(135)	(8)	(738)

Total comprehensive income	666	1,227	(31)	1,862

*	The information presented above for RAI is for the period from 1 January 2017 up to and including 24 July 2017 (see note 24).

	2016

	RAI £m	ITC £m	Others £m	Total £m

Revenue	9,224	5,350	1,917	16,491

Profit on ordinary activities before taxation	7,111	1,743	48	8,902

Post-tax results of associates and joint ventures	4,457	1,114	34	5,605

Other comprehensive income	3,125	712	(178)	3,659

Total comprehensive income	7,582	1,826	(144)	9,264